Taxes and contribuitions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Taxes
Services tax and other	R$ 184,536	R$ 171,902
Social integration program	35,003	26,832
Social contribution on revenues	211,749	164,330
Income tax and social contribution	4,104	31,865
Other	18,878	12,596
Taxes Total	454,270	407,525
Judicial Deposits
Services Tax	(163,005)	(159,101)
Social Integration Program	(28,165)	(25,789)
Social Contribution On Revenues	(173,321)	(158,701)
Judicial Deposits Total	(364,491)	(343,591)
Taxes and contribitions Total	R$ 89,779	R$ 63,934